21. Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair value of financial instruments

21

Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.

ZHEJIANG
Fair value of financial instruments
20

Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.